Segment Reporting (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 12,398,512	$ 25,624,112	$ 48,038,218
Supplier A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	2,403,309	6,655,740	15,048,108
Supplier B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,714,468	5,424,342	8,354,316
Supplier C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,684,743	4,083,924	6,588,639
Supplier D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,530,429	3,023,297	5,294,921
Other suppliers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 5,065,563	$ 6,436,809	$ 12,752,234